UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		  Armstrong Shaw Associates Inc.
Address:	32 Threadneedle Lane
         Stamford, CT 06902

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-356-0284
Signature, Place, and Date of Signing:

Monica C. Grady	Stamford, Connecticut	May 10, 1999

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[ ] 13F NOTICE.

[ ]	 13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.


FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:	$370,725


List of Other Included Managers:

No.	13F File Number	Name

None














          FORM 13F INFORMATION TABLE











VALUE
SHARES/
SH/     PUT/    INVSTMT


OTHER
    VOTING AUTHORITY


NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN  CALL   DSCRETN


MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
8320
177740
SH

SOLE

177740
0
0
AK Steel Holding Corp.
Common
001547908
8554
379145
SH

SOLE

379145
0
0
Alleghany Corp. Del
Common
017175100
7855
42722
SH

SOLE

42722
0
0
Allied Signal Inc.
Common
019512102
9629
195760
SH

SOLE

195760
0
0
American Home Products Corp.
Common
026609107
11799
180837
SH

SOLE

180837
0
0
American Intl. Group Inc.
Common
026874107
5363
44461
SH

SOLE

44461
0
0
Anheuser Busch Companies Inc.
Common
035229103
548
7200
SH

SOLE

7200
0
0
YPF Sociedad Anonima
Spon ADR Cl D
984245100
7851
248735
SH

SOLE

248735
0
0
Armco Inc.
Common
042170100
9070
2043935
SH

SOLE

2043935
0
0
Associates First CAP
Class A
046008108
1222
27152
SH

SOLE

27152
0
0
AT&T Corp.
Common
001957109
15278
191421
SH

SOLE

191421
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
4364
82978
SH

SOLE

82978
0
0
Automatic Data Process
Common
053015103
1254
30312
SH

SOLE

30312
0
0
BP Amoco PLC
Sponsored ADR
055622104
294
2907
SH

SOLE

2907
0
0
Bank of New York
Common
064057102
1775
49400
SH

SOLE

49400
0
0
Bell Atlantic Corporation
Common
077853109
591
11440
SH

SOLE

11440
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
10761
4577
SH

SOLE

4577
0
0
Bestfoods
Common
08658U101
315
6710
SH

SOLE

6710
0
0
Bristol Myers Squibb Co.
Common
110122108
4055
63230
SH

SOLE

63230
0
0
CBS Inc.
Common
12490K107
9569
234474
SH

SOLE

234474
0
0
Cendant Corp.
Common
151313103
318
20000
SH

SOLE

20000
0
0
Chase Manhattan Bank
Common
16161A108
20874
256518
SH

SOLE

256518
0
0
Chevron Corp.
Common
166751107
497
5600
SH

SOLE

5600
0
0
Chris-Craft Industries
Common
170520100
3473
76123
SH

SOLE

76123
0
0
Cigna Corp.
Common
125509109
655
7815
SH

SOLE

7815
0
0
Citigroup, Inc.
Common
172967101
12916
202203
SH

SOLE

202203
0
0
Colgate Palmolive Co.
Common
194162103
4617
50185
SH

SOLE

50185
0
0
Comcast Corp.
Class A Spl.
200300200
10750
170810
SH

SOLE

170810
0
0
Computer Science Corp.
Common
205363104
828
15000
SH

SOLE

15000
0
0
Comsat Corp. Series 1
Common
20564D107
260
9000
SH

SOLE

9000
0
0
Dana Corp.
Common
235811106
540
14200
SH

SOLE

14200
0
0
Dupont De Nemours & Co.
Common
263534109
5751
99044
SH

SOLE

99044
0
0
Electronic Data Systems New
Common
285661104
667
13700
SH

SOLE

13700
0
0
Emerson Electric Co.
Common
291011104
1098
20745
SH

SOLE

20745
0
0
Exxon Corporation
Common
302290101
1014
14372
SH

SOLE

14372
0
0
Federal Home Loan Mtg. Corp.
Common
313400301
8389
146366
SH

SOLE

146366
0
0
Federal National Ntg. Assn.
Common
313586109
9643
139255
SH

SOLE

139255
0
0
First Data Corp.
Common
319963104
12994
303950
SH

SOLE

303950
0
0
Fleet Financial Group
Common
338915101
376
10000
SH

SOLE

10000
0
0
Ford Motor Co.
Common
345370100
707
12469
SH

SOLE

12469
0
0
GTE Corp.
Common
326320103
1337
22107
SH

SOLE

22107
0
0
Gannett Inc.
Common
364730101
4371
69390
SH

SOLE

69390
0
0
General Electric
Common
369604103
14265
128945
SH

SOLE

128945
0
0
General Motors Corp.
Common
370442105
7024
80738
SH

SOLE

80738
0
0
Gillette Co.
Common
375766102
1746
29380
SH

SOLE

29380
0
0
Goodyear Tire & Rubber Co.
Common
382550101
5079
101955
SH

SOLE

101955
0
0
Gtech Holdings
Common
400518106
4948
203005
SH

SOLE

203005
0
0
Halliburton Co.
Common
406216101
8479
220235
SH

SOLE

220235
0
0
Harman International Industries Inc.
Common
413086109
6215
169115
SH

SOLE

169115
0
0
Hewlett Packard Inc.
Common
428236103
2104
31032
SH

SOLE

31032
0
0
Home Depot Inc.
Common
437076102
508
8166
SH

SOLE

8166
0
0
Infinity Broadcasting Corp.
Class A New
45662S102
545
21170
SH

SOLE

21170
0
0
International Business Machines
Common
459200101
9960
56197
SH

SOLE

56197
0
0
Johnson & Johnson
Common
478160104
2267
24249
SH

SOLE

24249
0
0
Lilly Eli & Co.
Common
532457108
696
8200
SH

SOLE

8200
0
0
Loral Space & Communications
Common
543859102
247
17100
SH

SOLE

17100
0
0
Lucent Technologies Inc.
Common
549463107
501
4638
SH

SOLE

4638
0
0
Merck & Co., Inc.
Common
589331107
1394
17400
SH

SOLE

17400
0
0
Microsoft Corp.
Common
594918104
359
4000
SH

SOLE

4000
0
0
NTL Inc.
Common
629407107
294
3615
SH

SOLE

3615
0
0
Northern Telecom Ltd.
Common
665815106
714
11500
SH

SOLE

11500
0
0
PMI Group Inc.
Common
69344M101
1068
23030
SH

SOLE

23030
0
0
Payless ShoeSource Inc.
Common
704379106
1261
27120
SH

SOLE

27120
0
0
Pepsico Inc.
Common
713448108
7410
189080
SH

SOLE

189080
0
0
Pfizer Inc.
Common
717081103
3979
28680
SH

SOLE

28680
0
0
Primeenergy Corp.
Common
74158E104
119
25000
SH

SOLE

25000
0
0
Prison Realty Corporation
Common
74264N105
1495
85748
SH

SOLE

85748
0
0
Proctor & Gamble Co.
Common
742718109
6067
61943
SH

SOLE

61943
0
0
Quaker Oats Co.
Common
747402105
448
7200
SH

SOLE

7200
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
535
10280
SH

SOLE

10280
0
0
SBC Communications
Common
78387G103
478
10134
SH

SOLE

10134
0
0
SLM Holding Corp.
Common
78442A109
6941
166245
SH

SOLE

166245
0
0
Schering Plough Corp.
Common
806605101
5561
100648
SH

SOLE

100648
0
0
Schlumberger Ltd.
Common
806857108
1074
17840
SH

SOLE

17840
0
0
Sherwin Williams Co.
Common
824348106
968
34420
SH

SOLE

34420
0
0
Smithkline Beecham PLC
ADR Rep Ord
832378301
1773
24800
SH

SOLE

24800
0
0
Texaco Inc.
Common
881694103
8370
147485
SH

SOLE

147485
0
0
Time Warner Inc.
Common
887315109
3062
43244
SH

SOLE

43244
0
0
Toys R Us Inc.
Common
892335100
937
49815
SH

SOLE

49815
0
0
U.S. Airways Group Inc.
Common
911905107
815
16700
SH

SOLE

16700
0
0
Ucar International Inc.
Common
90262K109
989
70000
SH

SOLE

70000
0
0
Unilever N.V.
NY Shares
904784501
7491
112755
SH

SOLE

112755
0
0
The Walt Disney Company
Common
254687106
483
15509
SH

SOLE

15509
0
0
Western Resources Inc.
Common
959425109
6113
229055
SH

SOLE

229055
0
0
Williams Company Inc. Del
Common
969457100
1173
29706
SH

SOLE

29706
0
0
XL Capital Ltd.
Class A
982551056
11214
184594
SH

SOLE

184594
0
0
Blackrock Advantage Term Tr
Common
09247A101
137
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
584
38000
SH

SOLE

38000
0
0
Dreyfus Strategic Government Income
Common
261938104
467
52200
SH

SOLE

52200
0
0
MuniEnhanced Fund Inc.
Common
626243109
129
11000
SH

SOLE

11000
0
0
Muniyield Insured Fund Inc.
Common
62630E107
869
53000
SH

SOLE

53000
0
0
Nuveen Insured Municipal Opportunity
Fund
Common
670984103
594
36000
SH

SOLE

36000
0
0
Nuveen Premium Income Municipal 4
Common
6706K4105
220
15000
SH

SOLE

15000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
491
30000
SH

SOLE

30000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
185
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal
Opportunity
Common
920935103
166
10000
SH

SOLE

10000
0
0